Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Undistributed earnings of certain foreign subsidiaries	$ 6,150
Income taxes paid, net	336	$ 484
Income tax loss carryforwards	2,920
Tax credit carryforwards	64
Total losses	1,900
Gross unrecognized tax benefits	182	192	$ 198
Gross unrecognized tax benefits that would affect the Company's effective tax rate	165	174
Interest and penalties on the unrecognized tax benefits	43	46
(Decrease)/Increase in expenses related to changes in its reserves for interest and penalties	(3)	$ 7
Decrease in gross unrecognized tax benefits	66
Amount of decrease of gross unrecognized tax benefits that would affect effective tax rate if recognized	$ 58
Income tax examination in germany	2007
Income tax examination in mexico	2014
Income tax examination in canada us federal jurisdiction and austria	2015
Minimum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2021
Maximum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2040